BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS.
BORROWINGS.

17.     BORROWINGS

				Amount, incl. accrued interest
				December 31,	December 31,
	Interest rate	Currency	Maturity	2021	2020
Bank loan	CBR key rate+3.35%	RUB	2021-2022	—	429
Bank loan	CBR key rate+3.8%	RUB	2021-2024	—	299
Total				—	728

In December 2021, the Group fully repaid all bank loans.